UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended:      	December 31, 2004
Check here if Amendment [ ]; 		Amendment Number:

This Amendment: 	[ ] is a restatement.
                    	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	   Suite 1310
	   Stamford, CT  06901


Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:      203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher             Stamford, CT. 06901            	 01/06/04
------------------------------          --------------------         	--------
Signature                               City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:
None





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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	 SHARES	 INVSTMT  OTHER         VOTING	     AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	 DSCRETN  MANAGERS                         SOLE	SHARED   NONE
American International Group           Common Stock 026874107	65,006	   989,889   X	           6,300         915,162     68,427
Amgen, Inc.	                Common Stock 031162100	57,231	   892,155   X	           5,800         840,000     96,355
Anheuser-Busch Companies, Inc.  Common Stock 035229103	57,405	1,131,583   X	           7,800      1,045,800     77,983
Automatic Data Processing, Inc.      Common Stock 053015013	71,057	1,602,198   X	           9,500      1,486,950   105,748
Coca Cola Company	                Common Stock 191216100	46,172	1,108,841   X	           7,900      1,020,500      80,441
Colgate Palmolive	                Common Stock 194162103	62,000	1,211,887   X	           8,400      1,119,250      84,237
Dell Computer Inc.	                Common Stock 24702R101	108,673	2,578,865   X	         16,300      2,387,950   174,615
Electronic Arts Inc.	                Common Stock 285661104	20,773	   336,800   X	           3,100          320,000     13,700
Genzyme Corp.	                Common Stock 372917104	43,941	   756,704   X	           4,800          700,600     51,304
Gillette Company	                Common Stock 375766102	57,442	1,282,778   X	           7,900       1,187,592     87,286
Home Depot Inc.	                Common Stock 437076102	71,377	1,670,043   X	         10,700       1,547,700  111,643
Johnson & Johnson	                Common Stock 478160104	79,122	1,247,599   X	           8,400       1,153,100     86,099
Medtronic Inc.	                Common Stock 585055106	73,234	1,474,418   X	           9,400       1,373,000     92,018
Microsoft Corp.	                Common Stock 594918104	84,439	3,160,174   X	         20,250       2,942,900   197,024
Pfizer Inc.	                Common Stock 717081103	36,209	1,346,577   X	           9,300       1,240,100     97,177
Procter & Gamble Company             Common Stock 742718109	56,054	1,017,696   X	            5,500          951,300     60,896
Staples Inc.	                Common Stock 855030102	102,827	3,050,358   X	          19,500      2,826,825   204,033
Starbucks Corporation	                Common Stock 855244109	45,609	   731,384   X	            5,700          657,820     67,864
State Street Corp.	                Common Stock 857477103	49,166	1,000,956   X	            7,100          920,950     72,906
Sysco Corp. 	                Common Stock 871829107	44,979	1,178,410   X	            7,500       1,088,000     82,910
United Parcel Service	                Common Stock 911312106	71,356	   834,966   X	            5,300          772,800     56,866
Wal-Mart Stores, Inc.	                Common Stock 931142103	64,776	1,226,366   X	            7,800       1,139,563     79,003
Wm Wrigley	                Common Stock 982426105	57,176	   826,363   X	            5,300          768,500     52,563
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